Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 413,182,184	$ 13,814,182	$ 371,092,421	$ 290,441,208
OPERATING COSTS	348,871,391	11,664,038	309,929,371	237,708,937
GROSS PROFIT	64,310,793	2,150,144	61,163,050	52,732,271
OPERATING EXPENSES
Selling and marketing expenses	5,751,168	192,282	4,933,602	3,308,992
General and administrative expenses	16,637,887	556,265	14,618,900	12,458,054
Research and development expenses	18,395,334	615,023	14,962,799	11,746,613
Total operating expenses	40,784,389	1,363,570	34,515,301	27,513,659
OTHER OPERATING INCOME AND EXPENSES, NET	(268,555)	(8,979)	371,583	108,556
PROFIT FROM OPERATIONS	23,257,849	777,595	27,019,332	25,327,168
NON-OPERATING INCOME AND EXPENSES
Other income	1,359,093	45,439	1,092,558	707,754
Other gains, net	2,683,989	89,735	7,874,273	6,259,453
Finance costs	(4,203,395)	(140,535)	(3,568,241)	(1,799,494)
Share of the profit or loss of associates and joint ventures	182,275	6,094	(480,244)	525,782
Total non-operating income and expenses	21,962	733	4,918,346	5,693,495
PROFIT BEFORE INCOME TAX	23,279,811	778,328	31,937,678	31,020,663
INCOME TAX EXPENSE	5,011,246	167,544	4,513,369	6,523,603
PROFIT FOR THE YEAR	18,268,565	610,784	27,424,309	24,497,060
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(365,262)	(12,212)	(308,180)	205,344
Unrealized loss on equity instruments at fair value through other comprehensive income	(216,121)	(7,226)	(422,441)
Share of other comprehensive income (loss) of associates and joint ventures	1,504,760	50,310	(558,217)	7,249
Income tax relating to items that will not be reclassified subsequently to profit or loss	(3,816)	(128)	134,853	(51,217)
Items that will not be reclassified subsequently to profit or loss	919,561	30,744	(1,153,985)	161,376
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(5,202,145)	(173,927)	227,821	(5,287,734)
Unrealized gain on available-for-sale financial assets				224,036
Unrealized loss on investments in debt instruments at fair value through other comprehensive income	(2,052)	(69)	(63,076)
Share of other comprehensive income (loss) of associates and joint ventures	(85,975)	(2,874)	136,608	264,389
Items that may be reclassified subsequently to profit or loss	(5,290,172)	(176,870)	301,353	(4,799,309)
Other comprehensive loss for the year, net of income tax	(4,370,611)	(146,126)	(852,632)	(4,637,933)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	13,897,954	464,658	26,571,677	19,859,127
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	17,060,591	570,397	26,220,721	22,819,119
Non-controlling interests	1,207,974	40,387	1,203,588	1,677,941
PROFIT FOR THE YEAR	18,268,565	610,784	27,424,309	24,497,060
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	13,122,185	438,722	25,620,461	18,524,067
Non-controlling interests	775,769	25,936	951,216	1,335,060
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 13,897,954	$ 464,658	$ 26,571,677	$ 19,859,127
EARNINGS PER SHARE
Basic | (per share)	$ 4.01	$ 0.13	$ 6.18	$ 5.59
Diluted | (per share)	3.91	0.13	6.07	5.19
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	8.02	0.27	12.35	11.18
Diluted | (per share)	$ 7.82	$ 0.26	$ 12.14	$ 10.38